Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operations
Net income	$ 135	$ 89	$ 293	$ 24
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of deferred financing costs	105	22	87	29
Provision for loan losses	23	3	22	0
Net loan origination fees deferred (earned)	(26)	8	(133)	(138)
Net change in operating assets and liabilities
Other assets	(13)	(12)	1	(4)
Accrued interest on loans	(30)	(18)	(51)	(1)
Customer interest escrow	285	(19)	(62)	(74)
Accounts payable and accrued expenses	152	59	140	18
Net cash provided by (used in) operating activities	631	132	297	(146)
Cash flows from investing activities
Loan originations and principal collections, net	(795)	(2,128)	(3,941)	(303)
Net cash provided by (used in) investing activities	(795)	(2,128)	(3,941)	(303)
Cash flows from financing activities
Distributions to members	(112)	(27)	(140)	(22)
Proceeds from secured note payable	1,344	0
Repayments of secured note payable	(515)	0
Net proceeds from (repayments of) related party notes			0	(1,108)
Proceeds from unsecured notes payable	1,804	2,367	4,119	1,737
Redemptions of unsecured notes payable	(540)	(49)	(431)	0
Repayment of unsecured note payable	(375)	0
Deferred financing costs	(97)	(27)	(68)	(82)
Net cash provided by (used in) financing activities	1,509	2,264	3,480	525
Net increase (decrease) in cash and cash equivalents	1,345	268	(164)	76
Cash and cash equivalents
Beginning of period	558	722	722	646
End of period	1,903	990	558	722
Supplemental disclosure of cash flow information
Cash paid for interest	113	27	149	28
Supplemental disclosure of noncash information
Conversion of debt to preferred equity			1,000	0
Reduction of debt through transfer to customer interest escrow			$ 125	$ 0
Non-cash investing and financing activities
Distribution Made To Limited Partner Cash Distribution Declared But Not Paid	$ 25	$ 0